Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Liabilities Tables
Derivative liabilities by instrument type

The following table presents the derivative liabilities by instrument type as of March 31, 2014 and December 31, 2013:

Derivative Value by Instrument Type	March 31, 2014	December 31, 2013
Common Stock and Warrants	$76,097	$106,176
	$76,097	$106,176

The following table presents the derivative liabilities by instrument type as of December 31, 2013 and 2012:

	December 31,
Derivative Value by Instrument Type	2013	2012
Convertible Bridge Notes	$-	$2,850,085
Common Stock and Warrants	106,176	129,378
Non-employee Warrants	-	95,041
	$106,176	$3,074,504

Derivative Liabilities

The following table presents details of our derivative liabilities from December 31, 2013 to March 31, 2014:

Balance December 31, 2013	$106,176
Change in fair value of derivative liabilities	(30,079)
Balance March 31, 2014	$79,097

The following table presents details of the Company’s derivative liabilities from December 31, 2011 to December 31, 2013:

Balance December 31, 2011	$1,573,859
Issuances in derivative value due to new security issuances of notes	5,352,404
Issuances in derivative value due to vesting of non-employee warrants	485,700
Issuances in derivative value due to allonges	118,633
Adjustment to derivative liability due to debt repayment	(129,139)
Adjustment to derivative liability due to debt conversion	(3,361,772)
Adjustment to derivative liability due to warrant cancellation	(1,318)
Change in fair market value of derivative liabilities	(963,863)
Balance December 31, 2012	$3,074,504
Issuances in derivative value due to new security issuances of notes	4,614,714
Issuances in derivative value due to vesting of non-employee warrants	26,969
Adjustment to derivative liability due to note repayment	(40,511)
Adjustment to derivative liability due to note conversion into new notes	(3,152,786)
Adjustment to derivative liability due to note conversion into equity	(7,923,875)
Adjustment to derivative liability due to non-employee warrant conversion	(176,555)
Adjustment to derivative liability due to warrant exercises	(55,546)
Change in fair value of derivative liabilities	3,739,262
Balance December 31, 2013	$106,176